Summarized Quarterly Financial Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 32,222	$ 30,768	$ 31,720	$ 32,364	$ 32,282	$ 32,438	$ 31,828	$ 33,018	$ 127,074	$ 129,566	$ 138,539
Taxable equivalent adjustment	(179)	(147)	(144)	(142)	(164)	(152)	(151)	(153)
Interest income (FTE)	32,401	30,915	31,864	32,506	32,446	32,590	31,979	33,171
Interest expense	3,010	2,910	2,937	2,973	3,041	2,968	2,973	2,978	11,830	11,960	13,301
Net Interest Income	29,391	28,005	28,927	29,533	29,405	29,622	29,006	30,193
Provision for loan losses	2,813	451	2,836	888	384	1,872	435	1,363	6,988	4,054	6,848
Investment securities gains (losses)	0	0	2,116	14	184	71	818	83
Noninterest income	14,074	13,706	13,289	24,007	14,485	14,538	14,321	14,222	67,206	58,722	58,006
Noninterest expense	21,165	25,377	23,244	23,165	23,035	24,325	24,305	23,376	92,951	95,041	102,906
Income before income tax expense	19,487	15,883	18,252	29,501	20,655	18,034	19,405	19,759	82,511	77,233	73,490
Income tax expense	5,793	5,129	6,125	11,367	5,961	6,010	6,497	5,803	28,414	24,271	25,275
Interest Income Taxable Equivalent Adjustment - Tax	179	147	144	142	164	152	151	153
Net Income Available to Common Shareholders	13,515	10,607	11,983	17,992	14,530	11,872	12,757	13,803	$ 54,097	$ 52,962	$ 48,215
Net earnings available to common shareholders	$ 13,362	$ 10,487	$ 11,849	$ 17,783	$ 14,374	$ 11,746	$ 12,626	$ 13,663
Basic earnings per common share	$ 0.88	$ 0.69	$ 0.78	$ 1.18	$ 0.95	$ 0.76	$ 0.81	$ 0.87	$ 3.54	$ 3.40	$ 3.07
Diluted earnings per common share	$ 0.88	$ 0.69	$ 0.78	$ 1.17	$ 0.95	$ 0.76	$ 0.80	$ 0.86	$ 3.53	$ 3.38	$ 3.04
Basic	15,158	15,178	15,104	15,067	15,096	15,363	15,556	15,631	15,123	15,403	15,564
Diluted	15,175	15,198	15,127	15,149	15,182	15,445	15,706	15,796	15,171	15,488	15,708